Average Annual Total Returns - FidelityBlueChipGrowthK6Fund-PRO - FidelityBlueChipGrowthK6Fund-PRO - Fidelity Blue Chip Growth K6 Fund	Sep. 28, 2024
Fidelity Blue Chip Growth K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	55.57%
Past 5 years	21.42%
Since Inception	17.75%	[1]
RS004
Average Annual Return:
Past 1 year	42.68%
Past 5 years	19.50%
Since Inception	16.47%
RS001
Average Annual Return:
Past 1 year	26.53%
Past 5 years	15.52%
Since Inception	12.63%

[1]	A From May 25, 2017 .